Derivative Instruments and Hedging Activities - Summary of Pre-tax (Gains) Losses From Derivatives Designated in Cash Flow Hedging Relationships (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Financial expenses, net	[1]	$ 11	$ (8)	$ (11)
Other comprehensive income (loss)	[1]	(3)	1	1
Other Comprehensive Income [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Other comprehensive income (loss)		784	(508)	91
Financial expenses [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial expenses, net		$ 934	$ 981	$ 1,057

[1]	On May 2025, Teva entered into a $500 million notional amount of fixed to fixed cross-currency interest rate swaps relating to its 5.75% senior notes due 2030 to hedge the foreign currency exchange risk of future principal and interest payments associated with the USD denominated notes. The cross-currency swaps synthetically convert part of the USD debt into CHF, aligning debt servicing costs with Teva’s inflows and reducing economic volatility. These swaps have been designated as cash flow hedges and the gain or loss on these swaps will be reported as a component of other comprehensive income and reclassified into earnings in each period during which the swaps affect earnings in the same line item associated with the USD denominated bonds.